INVESTMENT IN NON-CONSOLIDATED ENTITY (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended			1 Months Ended		2 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014	Oct. 31, 2011	Dec. 31, 2013 item	Dec. 31, 2011	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Ownership percentage	25.00%	25.00%							25.00%
Cash paid for investment		$ 4,000	$ 4,500	$ 1,500
Equity in earnings (loss) of equity method investments		(6,208)	(1,055)	(267)
Equity investment	3,500	3,500	5,577				5,577		3,500
Impairment of non-consolidated entities	4,869		932
Ageology
Schedule of Equity Method Investments [Line Items]
Ownership percentage						25.00%
Cash paid for investment						5,000
Equity in earnings (loss) of equity method investments		(1,339)	(1,055)	(267)				267
Equity investment			3,577				3,577
Secured promissory notes receivable					500		1,000
Interest rate of secured promissory notes receivable (as a percent)			6.00%		8.00%		6.00%
Number of promissory notes receivable (in notes)							2
Impairment of non-consolidated entities	4,869
Statements of Operations:
Net sales		44	1	26
Net loss		(5,801)	(4,220)	(1,069)
Balance Sheets
Current assets	56	56	633				633		56
Noncurrent assets	83	83	53				53		83
Current liabilities	7,391	7,391	2,138				2,138		7,391
Ageology | Affiliated entity | Chief Executive Officer
Schedule of Equity Method Investments [Line Items]
Amount loaned	4,450	4,450							4,450
Physician Resource Management Inc Member
Schedule of Equity Method Investments [Line Items]
Ownership percentage	15.00%	15.00%							15.00%
Cash paid for investment									$ 3,500